INSTITUTIONAL SHARES | NORTHPOINTE MICRO CAP EQUITY FUND
NORTHPOINTE MICRO CAP EQUITY FUND
INVESTMENT OBJECTIVE
The investment objective of the NorthPointe Micro Cap Equity Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	INSTITUTIONAL SHARES NORTHPOINTE MICRO CAP EQUITY FUND
Redemption Fee (as a percentage of amount redeemed or exchanged, if redeemed or exchanged within 90 days of purchase)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL SHARES NORTHPOINTE MICRO CAP EQUITY FUND
Management Fees		1.00%
Shareholder Servicing Fees		0.25%
Other Expenses	[1]	2.07%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		3.33%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
INSTITUTIONAL SHARES NORTHPOINTE MICRO CAP EQUITY FUND	336	1,024

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by very small companies considered to be micro-cap companies as of the time of investment. This investment policy may be changed upon 60 days' prior notice to shareholders. The Fund considers micro-cap companies to be those whose market capitalization is similar to the companies included in the Russell Microcap(R) Index. As of December 31, 2012, market capitalizations of companies included in the Russell Microcap(R) Index ranged from $2 million to $1.7 billion.

The Fund generally holds between 50 and 100 securities. The Fund focuses on small, undiscovered, emerging growth companies and NorthPointe Capital, LLC (the "Adviser") seeks to provide investors with potentially higher returns than would be achieved by investing primarily in larger, more established companies. "Undiscovered" companies are those companies in the early stages of growth that have not yet reached the height of their earnings potential and therefore are not as sought after in the current market as other securities, but have a rate of growth that may make them an attractive investment for the Fund. Since micro-cap companies are generally not as well known and have less of an institutional following than larger companies, they may provide opportunities for higher returns due to inefficiencies in the marketplace. In analyzing specific companies for possible investment, the Adviser ordinarily looks for several of the following characteristics: above average earnings growth; attractive valuation; development of new products, technologies or markets; high quality balance sheet and a strong management team.

Although the Adviser looks for companies with the potential for strong earnings growth rates, some of the Fund's investments may be in companies that are experiencing losses. The Adviser may sell a particular security based on the following criteria: changes in company fundamentals; weak company management; the opportunity to purchase other, more attractively priced stocks; weakening financial stability of a company or when a security's market capitalization reaches twice its market capitalization at the time of initial purchase.

The Fund is not required to sell a security that has appreciated beyond the micro-cap range of the Russell Microcap(R) Growth Index, but it typically will do so. The Fund may invest without limit in initial public offerings ("IPOs"), although the Fund's access to such IPOs may be limited and their impact on the Fund's performance would be uncertain.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact Fund performance.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MICRO-CAPITALIZATION COMPANY RISK -- Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- or small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market. Investing in micro-cap companies requires a longer term investment view and may not be appropriate for all investors.

INITIAL PUBLIC OFFERING RISK -- Availability of initial public offerings ("IPOs") may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stock.

PERFORMANCE INFORMATION

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INSTITUTIONAL SHARES | NORTHPOINTE SMALL CAP GROWTH FUND
NORTHPOINTE SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE
The investment objective of the NorthPointe Small Cap Growth Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	INSTITUTIONAL SHARES NORTHPOINTE SMALL CAP GROWTH FUND
Redemption Fee (as a percentage of amount redeemed or exchanged, if redeemed or exchanged within 90 days of purchase)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL SHARES NORTHPOINTE SMALL CAP GROWTH FUND
Management Fees		1.00%
Shareholder Servicing Fees		0.25%
Other Expenses	[1]	2.07%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		3.33%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
INSTITUTIONAL SHARES NORTHPOINTE SMALL CAP GROWTH FUND	336	1,024

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-cap companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers small-cap companies to be those whose market capitalization is similar to the companies included in the Russell 2000(R) Growth Index. As of December 31, 2012, market capitalizations of companies included in the Russell 2000(R) Growth Index ranged from $28 million to $4.7 billion. The Fund generally invests in securities of domestic companies. The Fund may also invest in real estate investment trusts ("REITs") of both domestic and foreign issuers, as well as foreign securities and American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

In pursuing a growth style of investing, the Fund invests primarily in common stock of smaller, emerging growth companies in the United States that may be undiscovered in an attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. "Undiscovered" companies are those companies in the early stages of growth that have not yet reached the height of their earnings potential and therefore are not as sought after in the current market as other securities, but have a rate of growth that may make them an attractive investment for the Fund. NorthPointe Capital, LLC (the "Adviser") focuses on securities that exhibit some or all of the following characteristics: development of new products, technologies or markets; high quality balance sheet; above average earnings growth; attractive valuation and strong management team.

Although the Adviser looks for companies with the potential for strong earnings growth rates, some of the Fund's investments may be in companies that are experiencing losses. There is no limit on the length of operating history for the companies in which the Fund may invest.

The Adviser considers selling a security when: a company's fundamentals change from the time of original investment; the valuation measures deteriorate to where other attractive stocks are available more cheaply; a company's financial stability weakens; management's actions are not in the shareholders' best interests and market capitalization reaches twice the security's market capitalization at the time of initial purchase.

The Fund may invest without limit in initial public offerings ("IPOs") of small capitalization companies, although the Fund's access to such IPOs may be limited and their impact on the Fund's performance would be uncertain.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact Fund performance.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INVESTMENT STYLE RISK -- The Fund pursues a "growth style" of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, EDRs or GDRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

INITIAL PUBLIC OFFERING RISK -- Availability of initial public offerings ("IPOs") may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

REIT RISK --REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in the Prospectus.

PERFORMANCE INFORMATION

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INSTITUTIONAL SHARES | NORTHPOINTE SMALL CAP VALUE FUND
NORTHPOINTE SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE
The investment objective of the NorthPointe Small Cap Value Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	INSTITUTIONAL SHARES NORTHPOINTE SMALL CAP VALUE FUND
Redemption Fee (as a percentage of amount redeemed or exchanged, if redeemed or exchanged within 90 days of purchase)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL SHARES NORTHPOINTE SMALL CAP VALUE FUND
Management Fees		0.85%
Shareholder Servicing Fees		0.25%
Other Expenses	[1]	0.79%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.90%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
INSTITUTIONAL SHARES NORTHPOINTE SMALL CAP VALUE FUND	193	597

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-cap companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers small-cap companies to be those whose market capitalization is similar to the companies included in the Russell 2000(R) Value Index. As of December 31, 2012, market capitalizations of companies included in the Russell 2000(R) Value Index ranged from $29 million to $4.5 billion. The Fund invests primarily in stocks of U.S. and foreign companies.

In selecting investments for the Fund, NorthPointe Capital, LLC (the "Adviser") utilizes a value style of investing and selects stocks of companies that it believes have good earnings growth potential and are undervalued in the market. The Fund will also invest in stocks that are not well recognized and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which the Adviser believes have favourable prospects for recovery). In addition, the Fund may invest in securities of issuers in the financial sector.

In addition to investing in small-cap companies, the Fund may also invest in larger capitalization companies and in real estate investment trusts ("REITs") of both domestic and foreign issuers.

The Adviser considers selling a security if: there are more attractive securities available; the business environment is changing; the price fits the portfolio managers' price target or to control the overall risk of the portfolio.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact Fund performance.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, EDRs or GDRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

FINANCIAL SECTOR RISK -- Companies in the financial sector are subject to extensive government regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Certain companies in the sector are also subject to severe price competition.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in the Prospectus.

SPECIAL SITUATION COMPANIES RISK -- Special situation companies are companies that may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

PERFORMANCE INFORMATION

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INSTITUTIONAL SHARES | NORTHPOINTE VALUE OPPORTUNITIES FUND
NORTHPOINTE VALUE OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
The investment objective of the NorthPointe Value Opportunities Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	INSTITUTIONAL SHARES NORTHPOINTE VALUE OPPORTUNITIES FUND
Redemption Fee (as a percentage of amount redeemed or exchanged, if redeemed or exchanged within 90 days of purchase)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL SHARES NORTHPOINTE VALUE OPPORTUNITIES FUND
Management Fees		0.85%
Shareholder Servicing Fees		0.25%
Other Expenses	[1]	2.08%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		3.19%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
INSTITUTIONAL SHARES NORTHPOINTE VALUE OPPORTUNITIES FUND	322	983

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests primarily in equity securities issued by small-cap companies. The Fund considers small-cap companies to be those whose market capitalization is similar to the companies included in the Russell 2000(R) Index. As of December 31, 2012, market capitalizations of companies included in the Russell 2000(R) Index ranged from $28 million to $4.7 billion.

In selecting investments for the Fund, NorthPointe Capital, LLC (the "Adviser") utilizes a value style of investing and selects stocks of companies that appear to have good earnings growth potential and that the Adviser believes are undervalued in the market. These companies may be undervalued because: they are not well recognized; they may be experiencing special situations, such as acquisitions, mergers or other unusual developments; or they may be experiencing significant business problems but have favorable prospects for recovery.

Small-cap companies often are undervalued because they may not be regularly researched by securities analysts or because institutional investors (who comprise a majority of the trading volume of publicly available securities) may be less interested due to the difficulty in purchasing a meaningful position that does not constitute a large percentage of the company's outstanding common stock. Consequently, greater discrepancies in the valuation of small-cap companies may at times result.

The Fund may also invest in real estate investment trusts ("REITs") of both domestic and foreign issuers and in securities of issuers in the financial sector.

The Adviser may sell a security if there are more attractive securities available, if the business environment is changing or to control the overall risk of the portfolio.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact Fund performance.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day.

Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FINANCIAL SECTOR RISK -- Companies in the financial sector are subject to extensive government regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Certain companies in the sector are also subject to severe price competition.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, EDRs or GDRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in the Prospectus.

SPECIAL SITUATION COMPANIES RISK -- Special situation companies are companies that may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

PERFORMANCE INFORMATION

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INSTITUTIONAL SHARES | WESTFIELD CAPITAL LARGE CAP GROWTH FUND
WESTFIELD CAPITAL LARGE CAP GROWTH FUND -- INSTITUTIONAL CLASS SHARES
INVESTMENT OBJECTIVE
The Westfield Capital Large Cap Growth Fund's (the "Fund") investment objective is to seek long-term capital growth.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL SHARES WESTFIELD CAPITAL LARGE CAP GROWTH FUND INSTITUTIONAL CLASS SHARES
Management Fees		0.65%
Other Expenses		0.34%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.00%
Less Fee Reductions and/or Expense Reimbursements		0.14%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	0.86%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to their expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[2]	Westfield Capital Management Company, L.P. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.85% of the Fund's Institutional Class Shares' average daily net assets until February 28, 2014 (the "Expense Limitation"). The Adviser is entitled to recoup such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES WESTFIELD CAPITAL LARGE CAP GROWTH FUND INSTITUTIONAL CLASS SHARES	88	304	539	1,212

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

In pursuing the Fund's objective, Westfield Capital Management Company, L.P. (the "Adviser"), the Fund's adviser, strives to build a portfolio comprised of approximately 35-60 equity securities (principally common and preferred stock) the Adviser believes have above average prospects for growth. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers large-capitalization companies to be companies with market capitalizations greater than $3 billion at the time of purchase. The Adviser expects investments in foreign companies, including emerging market companies and American Depositary Receipts ("ADRs"), will typically represent less than 25% of the Fund's assets.

In constructing the Fund's portfolio, the Adviser utilizes a bottom-up approach by first identifying companies that meet strict fundamental criteria and then performing a qualitative review on each identified company. The Adviser's research also may include initial interviews and continuing contact with company management. In selecting stocks for the Fund's portfolio, the Adviser looks for companies that it believes possess the following quantitative characteristics: (i) accelerating earnings growth; (ii) strong balance sheet; and (iii) attractive valuation as measured by price/earnings to growth ratio. In addition, the Adviser seeks to identify companies that it believes possess the following qualitative characteristics: (i) superior company management; (ii) unique market position and broad market opportunities; and (iii) solid financial controls and accounting. The Adviser may sell a security if: (i) the security reaches or falls below a predetermined price target; (ii) a change to a company's fundamentals occurs that negatively impacts the Adviser's original investment thesis; (iii) the security underperforms versus its industry peer group; or (iv) the Adviser identifies a more attractive investment opportunity.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

GROWTH STYLE RISK-- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www. westfieldcapital.com or by calling 1-866-454-0738.

BEST QUARTER WORST QUARTER 15.60% (6.99)% (03/31/2012) (06/30/2012)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL SHARES WESTFIELD CAPITAL LARGE CAP GROWTH FUND	Label	1 Year	Since Inception		Inception Date
INSTITUTIONAL CLASS SHARES	Return Before Taxes	16.93%	2.89%		Jul. 13, 2011
INSTITUTIONAL CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	16.73%	2.76%		Jul. 13, 2011
INSTITUTIONAL CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	11.27%	2.45%		Jul. 13, 2011
INSTITUTIONAL CLASS SHARES Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	8.23%	[1]	Jul. 13, 2011
[1]	Index returns are shown from July 31, 2011.

INVESTOR SHARES | WESTFIELD CAPITAL LARGE CAP GROWTH FUND
WESTFIELD CAPITAL LARGE CAP GROWTH FUND -- INVESTOR CLASS SHARES
INVESTMENT OBJECTIVE
The Westfield Capital Large Cap Growth Fund's (the "Fund") investment objective is to seek long-term capital growth.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INVESTOR SHARES WESTFIELD CAPITAL LARGE CAP GROWTH FUND INVESTOR CLASS SHARES
Management Fees		0.65%
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.33%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.24%
Less Fee Reductions and/or Expense Reimbursements		0.14%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.10%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to their expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[2]	Westfield Capital Management Company, L.P. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Investor Class Shares (excluding shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.85% of the Fund's Investor Class Shares' average daily net assets until February 28, 2014 (the "Expense Limitation"). The Adviser is entitled to recoup such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES WESTFIELD CAPITAL LARGE CAP GROWTH FUND INVESTOR CLASS SHARES	112	380	668	1,488

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

In pursuing the Fund's objective, Westfield Capital Management Company, L.P. (the "Adviser"), the Fund's adviser, strives to build a portfolio comprised of approximately 35-60 equity securities (principally common and preferred stock) the Adviser believes have above average prospects for growth. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers large-capitalization companies to be companies with market capitalizations greater than $3 billion at the time of purchase. The Adviser expects investments in foreign companies, including emerging market companies and American Depositary Receipts ("ADRs"), will typically represent less than 25% of the Fund's assets.

In constructing the Fund's portfolio, the Adviser utilizes a bottom-up approach by first identifying companies that meet strict fundamental criteria and then performing a qualitative review on each identified company. The Adviser's research also may include initial interviews and continuing contact with company management. In selecting stocks for the Fund's portfolio, the Adviser looks for companies that it believes possess the following quantitative characteristics: (i) accelerating earnings growth; (ii) strong balance sheet; and (iii) attractive valuation as measured by price/earnings to growth ratio. In addition, the Adviser seeks to identify companies that it believes possess the following qualitative characteristics: (i) superior company management; (ii) unique market position and broad market opportunities; and (iii) solid financial controls and accounting. The Adviser may sell a security if: (i) the security reaches or falls below a predetermined price target; (ii) a change to a company's fundamentals occurs that negatively impacts the Adviser's original investment thesis; (iii) the security underperforms versus its industry peer group; or (iv) the Adviser identifies a more attractive investment opportunity.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

GROWTH STYLE RISK-- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www. westfieldcapital.com or by calling 1-866-454-0738.

BEST QUARTER WORST QUARTER 15.60% (6.99)% (03/31/2012) (06/30/2012)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INVESTOR SHARES WESTFIELD CAPITAL LARGE CAP GROWTH FUND	Label	1 Year	Since Inception		Inception Date
INVESTOR CLASS SHARES	Return Before Taxes	16.81%	2.81%		Jul. 13, 2011
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	16.80%	2.79%		Jul. 13, 2011
INVESTOR CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	10.95%	2.39%		Jul. 13, 2011
INVESTOR CLASS SHARES Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	8.23%	[1]	Jul. 13, 2011
[1]	Index returns are shown from July 31, 2011.